Convertible Debentures - First and final tranche (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 22, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Warrants exercise price	$ 2.73	$ 2.5774	$ 2.5995	$ 0.4159
Warrants term	60 months
Equity component		$ 717	$ 859
Outstanding debt		12,257	13,493
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Repayment of principle amount		$ 2,794	$ 4,906